Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2022
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]	Global All Currency Daily Stress Testing Results Dec 31, 2022 Dec 31, 2021 in € bn. FundingGap¹ GapClosure² Net LiquidityPosition FundingGap¹ GapClosure² Net LiquidityPosition Systemic market risk 120 234 114 100 215 115 1 notch downgrade (DB specific) 90 234 145 78 215 137 Severe downgrade (DB specific) 154 251 97 152 235 84 Combined³ ⁴ 206 254 48 195 239 43 1Funding gap caused by impaired rollover of liabilities and other projected outflows 2 Based on liquidity generation through Liquidity Reserves and other business mitigants 3 Combined impact of systemic market risk and severe downgrade 4December 2021 sNLP has been updated from € 47.6 billion to € 43.3 billion due to a model change for a product variant in the Investment bank portfolio; this primarily impacts the EUR sNLP which was restated from € 21 billion to € 18 billion